As filed with the Securities and Exchange Commission on August 27, 2003

                                                                                                                                                1933 Act File No. 333-

                                                                                                                                                1940 Act File No. 811-21357

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☐	Pre-Effective Amendment No.
	☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	☒	Amendment No. 4

Franklin Templeton Limited Duration Income Trust

(Exact Name of Registrant as Specified in Declaration of Trust)

c/o Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, California 94403-1906

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(650) 312-2000

(Registrant’s Telephone Number, including Area Code)

Murray L. Simpson, Esq.

One Franklin Parkway

San Mateo, California 94403-1906

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

With copies to:

David A. Hearth, Esq.	Sarah E. Cogan, Esq.
Paul, Hastings, Janofsky & Walker LLP	Simpson Thacher and Bartlett
55 Second Street, 24th Floor	425 Lexington Avenue
San Francisco, California 94105	New York, NY 10017

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

If any of the securities being registered on this form will be offered on a belayed or continuous basis in reliance on Rule 415 under the Securities Act pf 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

☐ when declared effective pursuant to section 8(c)

☒ immediately upon filing pursuant to Rule 462(b). This Registration Statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act. The Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-105495.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Common Shares	3,290,000 shares (2)	$15.00	$49,350,000	$3,997.35	(3)

(1) Estimated solely for the purpose of calculating the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option granted by the Registrant to the Underwriters.

(3) A certification pursuant to Rule 110(b) is being submitted with this Registration Statement.

CERTIFICATION

Franklin Templeton Limited Duration Income Trust hereby certifies to the Commission that it has instructed its bank to pay the Commission the filing fee of $3,997.35 for the additional securities being registered hereby as soon as practicable (but in any event no later than the close of business on August 27, 2003); that it will not revoke such instructions; that it has sufficient funds in the relevant account to cover the amount of the filing fee; and that it undertakes to confirm receipt of such instructions by the bank by no later than August 27, 2003.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-2

This Registration Statement consists of the following:

                Cover Sheet

                Contents of Registration Statement on Form N-2

                Part A—Prospectus*

                Part B—Statement of Additional Information*

                Part C—Other Information

                Signature Pages

*This Registration Statement is being filed to register additional shares of Common Stock of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File Nos. 333-105495 and 811-21357), which was declared effective on August 26, 2003, including the prospectus and statement of additional information included therein and the exhibits thereto are incorporated herein by reference.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

FORM N-2

PART C—Other Information

Item 24. Financial Statements and Exhibits

(1) Financial Statements—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

(2) Exhibits

(a) Charter

                                            (1)        Amended Certificate of Trust dated June 19, 2003—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

                                            (2)        Amended and Restated Agreement and Declaration of Trust dated June 19, 2003—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

(b)        Amended and Restated By-Laws of Registrant dated June 19, 2003—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

(c)         Voting Trust Agreement—none.

(d)                               (1)        Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Agreement and Declaration of Trust— incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

                                              (2)        Article II (Meetings of Shareholders) of the Bylaws—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

 (e) Form of Dividend Reinvestment Plan—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

 (f) Long-Term Debt Instruments—none.

(g) Form of Investment Advisory Agreement between Registrant and Franklin Advisers, Inc.—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

(h)                             (1)        Form of Underwriting Agreement—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

                                              (2)        Form of Master Selected Dealer Agreement—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

                                              (3)        Form of Master Agreement Among Underwriters—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

                                              (4)        Form of Additional Compensation Agreement—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

(i) Bonus, Profit Sharing, Pension Plans—not applicable.

(j) Form of Custody Agreement—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

(k) Other Material Contracts

                                            (1)        Form of Fund Administration Agreement between the Registrant and Franklin Templeton Services, LLC—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

                                              (2)        Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and Franklin Advisers, Inc.—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

                                              (3)        Form of Transfer Agency Agreement—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

(l) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP—filed herewith.

(m) Non-Resident Officers/Directors—none.

(n) Other Opinions and Consents—Consent of Registrant’s independent auditors—filed herewith.

(o) Omitted Financial Statements—none.

(p) Subscription Agreement—none.

(q) Model Retirement Plans—none.

(r) Code of Ethics—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

Item 25. Marketing Arrangements—incorporated by reference to Registrant’s registration statement on Form N-2, File No. 333-105495.

Item 26. Other Expenses of Issuance and Distribution.

The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission Fees	$34,330
National Association of Securities Dealers, Inc. Fees	$30,500
Printing and Engraving Expenses	$350,000
Postage	$80,000
Legal Fees	$232,500
Listing Fees	$5,000
Accounting Expenses	$30,000
Transfer Agent Fees	$3,000
Marketing Expenses	$50,000
Miscellaneous Expenses	$30,670
Total	$846,000

* The expenses set forth above include the expenses associated with the issuance and distribution of the Registrant’s Common Shares previously registered on Registrant’s Registration Statement on Form N-2 (File Nos. 333-105495 and 811-21357).

Item 27. Persons Controlled by or Under Common Control with Registrant—none.

Item 28. Number of Holders of Securities as of August 25, 2003

Title of Class	Number of Record Holders
Common Shares	1

Item 29. Indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Item 30. Business and Other Connections of Investment Adviser.

Franklin Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Registrant’s investment adviser. The officers of the Adviser also serve as officers and/or directors/trustees for the Adviser’s corporate parent, Franklin Resources, Inc. and/or other investment companies in Franklin Templeton Investments.

Part B and Schedules A and D of Form ADV of the Adviser (SEC File No. 801-26292), incorporated herein by reference, sets forth the officers of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 31. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are kept by the Registrant or its shareholder services agent, PFPC, Inc., at P.O. Box 43027, Providence, RI 02940-3027.

Item 32. Management Services—not applicable.

Item 33. Undertakings.

 (1) Registrant undertakes to suspend the offering of its Common Shares until it amends its prospectus if: (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

 (2) Not Applicable.

 (3) Not Applicable.

 (4) Not Applicable.

 (5) Registrant undertakes that:

                (a) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

                (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

 (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo, and the State of California, on the 27th day of August, 2003.

FRANKLIN TEMPLETON LIMITED DURATION INCOME TRUST

By:	MURRAY L. SIMPSON
Murray L. Simpson*
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

CHRISTOPHER MOLUMPHY	President & Chief Executive Officer—Investment Management	August 27, 2003
Christopher Molumphy*

JIMMY D. GAMBILL	Senior Vice President & Chief Executive Officer—Finance and Administration	August 27, 2003
Jimmy D. Gambill*

KIMBERLEY MONASTERIO	Treasurer and Chief Financial Officer	August 27, 2003
Kimberley Monasterio*

CHARLES B. JOHNSON	Chairman of the Board of Trustees	August 27, 2003
Charles B. Johnson*

ROBERT F. CARLSON	Trustee	August 27, 2003
Robert F. Carlson*

HARRIS J. ASHTON	Trustee	August 27, 2003
Harris J. Ashton*

S. JOSEPH FORTUNATO	Trustee	August 27, 2003
S. Joseph Fortunato*

FRANK W.T. LAHAYE	Trustee	August 27, 2003
Frank W.T. LaHaye*

GORDON S. MACKLIN	Trustee	August 27, 2003
Gordon S. Macklin*

FRANK H. ABBOTT, III	Trustee	August 27, 2003
Frank H. Abbott, III*

RUPERT H. JOHNSON, JR.	Trustee	August 27, 2003
Rupert H. Johnson, Jr.*

MARTIN L. FLANAGAN	Trustee	August 27, 2003
Martin L. Flanagan*

*By:	/s/ STEVEN J. GRAY
Steven J. Gray, Attorney-in-Fact
(Pursuant to Power of Attorney previously filed)